Document and Entity Information	Oct. 21, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002080126
Document Type	8-K/A
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Forgent Power Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43102
Entity Tax Identification Number	39-3386651
Entity Address, Address Line One	11500 Dayton Parkway
Entity Address, City or Town	Dayton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55369
City Area Code	(763)
Local Phone Number	588-0536
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	FPS
Security Exchange Name	NYSE
Amendment Description	Forgent Power Solutions, Inc. (the “Company”) is filing this amendment on Form 8-K/A (this “Amendment”) solely to clarify that the departure of Ryan Fiedler as the Company’s Chief Financial Officer was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices, including its financial condition, accounting principles or financial reporting. As previously reported in the Company’s Current Report on Form 8-K filed on October 22, 2026 (the “Original 8-K”), the Company and Mr. Fiedler agreed that Mr. Fiedler would step down as Chief Financial Officer effective October 21, 2026. Under a Separation and Release Agreement among the Company, Mr. Fiedler and certain other parties, Mr. Fiedler will remain employed by the Company through October 30, 2026, to assist with the transition. Except as described above, this Amendment does not modify or update any other disclosure in the Original 8-K.